Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Commitments and Contingencies

18 – COMMITMENTS AND CONTINGENCIES

OPERATING LEASE COMMITMENTS

The Company has the following financial commitments related to minimum rent expenses for facilities:

$
2018	9,842
2019	13,122
2020	5,468
2021	-
2022	-
Total	28,432

For the year ended March 31, 2018, facilities expense was $69,777 ($90,899 for the year ended March 31, 2017 and $94,766 for the year ended March 31, 2016). The lease was renewed for 3 years and 2 months in March of 2018.

OTHER

The Company is committed to pay an unrelated third party $75,000 upon the listing of ZIM Corporation’s common shares on a national securities exchange.